John Hancock
Strategic Income Opportunities Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 12.9%					$480,697,131
(Cost $504,258,530)
U.S. Government 9.4%					348,341,806
U.S. Treasury
Bond	2.000	02-15-50		18,000,000	12,295,547
Bond	2.375	02-15-42		46,170,000	35,917,014
Bond	2.750	11-15-42		10,200,000	8,376,352
Bond	3.000	02-15-49		62,535,000	53,054,596
Bond	3.000	08-15-52		11,120,000	9,521,500
Note	0.500	02-28-26		5,930,000	5,294,610
Note	1.500	01-31-27		48,055,000	43,609,913
Note	1.875	02-15-32		24,533,000	21,125,213
Note	2.375	03-31-29		16,245,000	14,949,842
Note	2.625	05-31-27		10,525,000	9,989,294
Note	2.750	08-15-32		41,910,000	38,819,138
Note	2.875	05-15-32		101,765,000	95,388,787
U.S. Government Agency 3.5%					132,355,325
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	4.500	08-01-52		13,665,719	13,323,084
Federal National Mortgage Association
30 Yr Pass Thru	4.500	09-01-52		21,222,864	20,810,131
30 Yr Pass Thru (A)	5.000	TBA		41,695,000	41,512,564

30 Yr Pass Thru (A)	5.500	TBA		56,070,000	56,709,546
Foreign government obligations 22.9%					$849,699,974
(Cost $963,288,904)
Australia 1.5%					54,247,879
Commonwealth of Australia	0.250	11-21-24	AUD	21,245,000	13,645,751
Commonwealth of Australia	0.500	09-21-26	AUD	8,025,000	4,927,277
Commonwealth of Australia	1.000	12-21-30	AUD	13,220,000	7,426,435
Commonwealth of Australia	1.000	11-21-31	AUD	13,580,000	7,448,138
New South Wales Treasury Corp.	1.250	03-20-25	AUD	9,705,000	6,271,457
New South Wales Treasury Corp.	3.000	05-20-27	AUD	13,240,000	8,752,426
Queensland Treasury Corp. (B)	2.750	08-20-27	AUD	8,865,000	5,776,395
Austria 0.2%					6,607,553
Republic of Austria (B)	0.500	02-20-29	EUR	7,075,000	6,607,553
Brazil 0.6%					22,502,715
Federative Republic of Brazil	10.000	01-01-23	BRL	14,040,000	2,801,022
Federative Republic of Brazil	10.000	01-01-25	BRL	103,530,000	19,701,693
Canada 2.5%					93,784,904
Canada Housing Trust No. 1 (B)	1.250	06-15-26	CAD	16,100,000	11,016,917
Canada Housing Trust No. 1 (B)	1.950	12-15-25	CAD	17,175,000	12,095,980
CPPIB Capital, Inc. (B)	2.250	12-01-31	CAD	6,685,000	4,393,667
Government of Canada	1.500	09-01-24	CAD	2,863,000	2,043,486
Province of Ontario	1.350	12-02-30	CAD	50,485,000	31,523,522
Province of Ontario	2.900	06-02-28	CAD	13,400,000	9,627,997
Province of Ontario	3.450	06-02-45	CAD	11,995,000	8,088,455
Province of Quebec	0.200	04-07-25	EUR	3,150,000	3,086,035
Province of Quebec	1.500	12-15-23	GBP	5,130,000	6,021,561
Province of Quebec	3.000	09-01-23	CAD	8,000,000	5,887,284
China 1.2%					43,207,316
People’s Republic of China	1.990	04-09-25	CNY	128,240,000	17,745,383
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
China (continued)
People’s Republic of China	2.690	08-12-26	CNY	44,520,000	$6,251,848
People’s Republic of China	2.880	11-05-23	CNY	136,230,000	19,210,085
Colombia 0.6%					23,071,824
Republic of Colombia	3.250	04-22-32		9,615,000	6,847,649
Republic of Colombia	4.500	03-15-29		2,450,000	2,086,874
Republic of Colombia	5.625	02-26-44		2,450,000	1,743,739
Republic of Colombia	6.250	11-26-25	COP	17,585,600,000	3,097,952
Republic of Colombia	10.000	07-24-24	COP	46,177,800,000	9,295,610
Greece 0.7%					25,244,949
Republic of Greece (B)	1.500	06-18-30	EUR	10,675,000	9,325,794
Republic of Greece (B)	2.000	04-22-27	EUR	8,435,000	8,355,379
Republic of Greece	4.200	01-30-42	EUR	7,100,000	7,563,776
India 0.4%					16,259,479
Export-Import Bank of India (B)	3.875	02-01-28		6,380,000	5,889,397
Republic of India	6.100	07-12-31	INR	358,560,000	4,071,905
Republic of India	6.450	10-07-29	INR	373,000,000	4,371,695
Republic of India	7.270	04-08-26	INR	156,200,000	1,926,482
Indonesia 3.0%					111,635,395
Perusahaan Penerbit SBSN Indonesia III (B)	4.150	03-29-27		10,060,000	9,876,606
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,049,590
Republic of Indonesia (B)	2.150	07-18-24	EUR	6,000,000	6,095,882
Republic of Indonesia (B)	2.625	06-14-23	EUR	9,110,000	9,452,738
Republic of Indonesia	3.050	03-12-51		5,655,000	4,012,808
Republic of Indonesia	3.850	10-15-30		4,480,000	4,197,604
Republic of Indonesia	5.125	04-15-27	IDR	61,400,000,000	3,710,345
Republic of Indonesia	6.375	04-15-32	IDR	317,682,000,000	19,390,878
Republic of Indonesia	6.500	06-15-25	IDR	272,476,000,000	17,369,302
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	5,793,566
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,021,444
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,118,021
Republic of Indonesia	8.125	05-15-24	IDR	45,206,000,000	2,955,495
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	5,528,551
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	7,905,681
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,156,884
Ireland 0.1%					2,677,778
Republic of Ireland	1.100	05-15-29	EUR	2,760,000	2,677,778
Italy 0.5%					20,235,297
Republic of Italy	1.250	02-17-26		7,595,000	6,551,553
Republic of Italy (B)	1.850	07-01-25	EUR	13,495,000	13,683,744
Japan 1.1%					39,929,660
Government of Japan	0.005	03-20-27	JPY	1,128,000,000	8,145,090
Government of Japan	0.400	09-20-25	JPY	4,340,000,000	31,784,570
Malaysia 1.3%					47,647,512
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	5,534,043
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	4,741,592
Government of Malaysia	3.844	04-15-33	MYR	48,536,000	10,491,042
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	8,227,586
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	9,745,697
Government of Malaysia	3.900	11-30-26	MYR	18,960,000	4,255,720
Government of Malaysia	4.059	09-30-24	MYR	20,510,000	4,651,832
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Mexico 1.7%					$62,573,593
Government of Mexico	5.000	03-06-25	MXN	239,090,000	11,100,200
Government of Mexico	5.750	03-05-26	MXN	253,970,000	11,738,511
Government of Mexico	7.500	06-03-27	MXN	452,090,000	21,802,435
Government of Mexico	7.750	05-29-31	MXN	380,680,000	17,932,447
New Zealand 1.5%					57,838,857
Government of New Zealand	0.500	05-15-24	NZD	40,290,000	23,911,426
Government of New Zealand	0.500	05-15-26	NZD	32,455,000	17,900,569
Government of New Zealand	4.500	04-15-27	NZD	6,890,000	4,368,044
New Zealand Local Government Funding Agency	1.500	04-15-26	NZD	6,980,000	3,923,131
New Zealand Local Government Funding Agency	4.500	04-15-27	NZD	12,470,000	7,735,687
Norway 1.5%					54,720,052
Kingdom of Norway (B)	1.500	02-19-26	NOK	81,525,000	7,822,899
Kingdom of Norway (B)	1.750	03-13-25	NOK	127,825,000	12,507,587
Kingdom of Norway (B)	1.750	02-17-27	NOK	92,990,000	8,885,702
Kingdom of Norway (B)	2.000	05-24-23	NOK	16,606,000	1,677,655
Kingdom of Norway (B)	2.125	05-18-32	NOK	110,590,000	10,296,384
Kommunalbanken AS	4.250	07-16-25	AUD	11,774,000	8,046,266
Kommunalbanken AS	5.250	07-15-24	AUD	7,910,000	5,483,559
Philippines 0.6%					21,982,598
Republic of the Philippines	0.875	05-17-27	EUR	17,540,000	16,026,952
Republic of the Philippines	6.250	01-14-36	PHP	373,000,000	5,955,646
Portugal 0.5%					19,538,719
Republic of Portugal (B)	0.700	10-15-27	EUR	4,525,000	4,372,426
Republic of Portugal (B)	1.650	07-16-32	EUR	16,130,000	15,166,293
Qatar 0.2%					7,347,750
State of Qatar (B)	4.817	03-14-49		7,575,000	7,347,750
Singapore 0.3%					10,758,302
Republic of Singapore	1.250	11-01-26	SGD	15,610,000	10,758,302
South Korea 1.3%					48,109,301
Republic of Korea	2.125	06-10-27	KRW	13,298,800,000	9,466,271
Republic of Korea	2.375	03-10-27	KRW	40,688,880,000	29,407,507
Republic of Korea	3.125	09-10-24	KRW	12,327,260,000	9,235,523
Spain 0.6%					21,775,196
Kingdom of Spain (B)	0.250	07-30-24	EUR	9,125,000	9,185,313
Kingdom of Spain (B)	0.800	07-30-27	EUR	13,040,000	12,589,883
Sweden 0.2%					7,986,859
Kingdom of Sweden (B)	0.125	04-24-23	EUR	7,740,000	7,986,859
United Arab Emirates 0.4%					14,955,198
Government of Abu Dhabi (B)	1.700	03-02-31		4,890,000	4,040,558
Government of Abu Dhabi (B)	3.125	04-16-30		7,880,000	7,316,879
Government of Abu Dhabi (B)	3.875	04-16-50		4,315,000	3,597,761
United Kingdom 0.4%					15,061,288
Government of United Kingdom	0.125	01-31-24	GBP	9,415,000	10,948,778

Government of United Kingdom	0.250	01-31-25	GBP	3,650,000	4,112,510
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 48.7%					$1,810,528,409
(Cost $2,083,251,061)
Communication services 5.5%					206,147,394
Diversified telecommunication services 0.6%
AT&T, Inc.	0.900	03-25-24		3,227,000	3,063,230
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	4,714,467
CT Trust (B)	5.125	02-03-32		3,790,000	3,283,070
IHS Holding, Ltd. (B)	6.250	11-29-28		3,600,000	2,772,000
Total Play Telecomunicaciones SA de CV (B)	7.500	11-12-25		8,945,000	7,614,431
Verizon Communications, Inc.	0.750	03-22-24		2,421,000	2,301,554
Entertainment 0.3%
WMG Acquisition Corp. (B)	3.000	02-15-31		15,595,000	12,925,214
Interactive media and services 0.2%
Match Group Holdings II LLC (B)	4.125	08-01-30		7,915,000	6,609,025
Media 3.2%
CCO Holdings LLC (B)	4.250	02-01-31		17,215,000	13,975,137
CCO Holdings LLC (B)	4.500	08-15-30		8,205,000	6,912,713
CCO Holdings LLC (B)	4.500	06-01-33		5,745,000	4,559,289
CCO Holdings LLC (B)	4.750	03-01-30		11,565,000	9,942,696
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	1,859,468
Charter Communications Operating LLC	5.125	07-01-49		15,905,000	12,594,594
Charter Communications Operating LLC	5.750	04-01-48		7,045,000	6,060,763
Globo Comunicacao e Participacoes SA (B)	5.500	01-14-32		5,840,000	4,794,293
LCPR Senior Secured Financing DAC (B)	5.125	07-15-29		8,000,000	6,612,310
News Corp. (B)	3.875	05-15-29		14,435,000	12,829,106
Sirius XM Radio, Inc. (B)	4.125	07-01-30		12,225,000	10,315,700
Virgin Media Finance PLC (B)	5.000	07-15-30		7,640,000	6,357,244
Virgin Media Secured Finance PLC (B)	4.500	08-15-30		5,145,000	4,296,747
Virgin Media Secured Finance PLC (B)	5.500	05-15-29		11,030,000	10,190,176
VTR Comunicaciones SpA (B)	4.375	04-15-29		4,495,000	2,373,171
VTR Comunicaciones SpA (B)	5.125	01-15-28		3,333,000	1,899,810
VTR Finance NV (B)	6.375	07-15-28		5,360,000	2,331,600
Wireless telecommunication services 1.2%
Millicom International Cellular SA (B)	4.500	04-27-31		5,685,000	4,662,233
T-Mobile USA, Inc.	2.625	04-15-26		2,415,000	2,214,805
T-Mobile USA, Inc.	2.625	02-15-29		4,405,000	3,749,817
T-Mobile USA, Inc.	2.875	02-15-31		4,070,000	3,400,483
T-Mobile USA, Inc.	3.375	04-15-29		4,865,000	4,298,572
T-Mobile USA, Inc.	3.500	04-15-31		8,110,000	7,062,031
T-Mobile USA, Inc.	4.750	02-01-28		1,665,000	1,618,508
Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	7,750,000	6,534,018
Vmed O2 UK Financing I PLC (B)	4.250	01-31-31		14,225,000	11,419,119
Consumer discretionary 5.7%					210,121,695
Automobiles 1.6%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	4,825,172
Ford Motor Company	3.250	02-12-32		7,675,000	6,065,743
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	3,354,000	3,809,972
Ford Motor Credit Company LLC	2.900	02-16-28		3,620,000	3,024,061
Ford Motor Credit Company LLC	3.625	06-17-31		12,890,000	10,571,679
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,178,064
Ford Motor Credit Company LLC	4.125	08-17-27		1,665,000	1,519,096
Ford Motor Credit Company LLC	4.542	08-01-26		4,455,000	4,192,556
Ford Motor Credit Company LLC	4.950	05-28-27		11,500,000	10,883,255
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc.	1.200	10-15-24		7,195,000	$6,640,446
General Motors Financial Company, Inc.	3.500	11-07-24		4,365,000	4,212,914
Hotels, restaurants and leisure 3.9%
Carnival Corp. (B)	5.750	03-01-27		11,850,000	8,811,482
Hilton Domestic Operating Company, Inc. (B)	3.625	02-15-32		4,920,000	4,050,685
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		7,450,000	6,894,230
Hyatt Hotels Corp.	6.000	04-23-30		11,696,000	11,607,302
MGM Resorts International	4.750	10-15-28		1,060,000	937,867
New Red Finance, Inc. (B)	3.500	02-15-29		15,357,000	13,094,035
New Red Finance, Inc. (B)	3.875	01-15-28		8,793,000	7,847,642
New Red Finance, Inc. (B)	4.000	10-15-30		22,370,000	18,839,119
Premier Entertainment Sub LLC (B)	5.625	09-01-29		2,115,000	1,692,000
Premier Entertainment Sub LLC (B)	5.875	09-01-31		5,320,000	4,053,202
Royal Caribbean Cruises, Ltd. (B)	5.500	04-01-28		12,760,000	10,415,350
Royal Caribbean Cruises, Ltd. (B)	11.625	08-15-27		2,691,000	2,765,003
Travel + Leisure Company (B)	4.500	12-01-29		9,282,000	7,522,670
Travel + Leisure Company (B)	6.625	07-31-26		3,876,000	3,797,881
Wyndham Hotels & Resorts, Inc. (B)	4.375	08-15-28		6,920,000	6,188,289
Yum! Brands, Inc.	3.625	03-15-31		18,845,000	15,712,002
Yum! Brands, Inc.	4.625	01-31-32		9,070,000	8,026,950
Yum! Brands, Inc. (B)	4.750	01-15-30		13,325,000	12,192,375
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26		5,950,000	5,250,429
MercadoLibre, Inc.	3.125	01-14-31		3,340,000	2,500,224
Consumer staples 3.3%					121,562,437
Beverages 0.2%
Becle SAB de CV (B)	2.500	10-14-31		8,250,000	6,413,468
Food products 2.8%
Darling Ingredients, Inc. (B)	6.000	06-15-30		13,370,000	13,038,290
JBS USA LUX SA (B)	3.625	01-15-32		10,670,000	8,802,750
JBS USA LUX SA (B)	5.750	04-01-33		7,695,000	7,454,377
Kraft Heinz Foods Company	3.000	06-01-26		7,061,000	6,646,747
Kraft Heinz Foods Company	3.875	05-15-27		3,905,000	3,765,826
Kraft Heinz Foods Company	4.250	03-01-31		10,895,000	10,312,066
Kraft Heinz Foods Company	4.375	06-01-46		2,935,000	2,473,800
Kraft Heinz Foods Company	4.625	10-01-39		11,120,000	9,956,703
Kraft Heinz Foods Company	6.875	01-26-39		6,560,000	7,259,042
Kraft Heinz Foods Company (B)	7.125	08-01-39		1,675,000	1,870,276
MARB BondCo PLC (B)	3.950	01-29-31		12,546,000	9,719,386
NBM US Holdings, Inc. (B)	7.000	05-14-26		2,929,000	2,901,095
Post Holdings, Inc. (B)	4.500	09-15-31		7,390,000	6,297,906
Post Holdings, Inc. (B)	5.500	12-15-29		3,230,000	2,966,642
Post Holdings, Inc. (B)	5.625	01-15-28		12,510,000	11,934,915
Personal products 0.3%
Natura & Company Luxembourg Holdings Sarl (B)	6.000	04-19-29		4,015,000	3,357,790
Natura Cosmeticos SA (B)	4.125	05-03-28		8,030,000	6,391,358
Energy 6.6%					244,051,099
Oil, gas and consumable fuels 6.6%
Aker BP ASA (B)	3.750	01-15-30		8,430,000	7,470,969
Cenovus Energy, Inc.	3.500	02-07-28	CAD	5,175,000	3,670,416
Cenovus Energy, Inc.	5.250	06-15-37		2,074,000	1,920,792
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cenovus Energy, Inc.	5.400	06-15-47		8,203,000	$7,577,143
Cenovus Energy, Inc.	6.750	11-15-39		18,593,000	19,561,798
Cheniere Energy Partners LP	4.000	03-01-31		13,025,000	11,380,594
Cheniere Energy Partners LP	4.500	10-01-29		4,045,000	3,713,310
Continental Resources, Inc. (B)	2.875	04-01-32		12,374,000	9,329,796
Continental Resources, Inc. (B)	5.750	01-15-31		15,241,000	14,270,257
Ecopetrol SA	4.625	11-02-31		4,570,000	3,438,925
Ecopetrol SA	5.375	06-26-26		2,445,000	2,283,532
Ecopetrol SA	5.875	05-28-45		2,485,000	1,711,072
Ecopetrol SA	6.875	04-29-30		4,970,000	4,450,088
Enbridge, Inc.	3.125	11-15-29		10,080,000	8,891,677
EQT Corp. (B)	3.125	05-15-26		1,990,000	1,837,029
EQT Corp. (B)	3.625	05-15-31		23,315,000	20,168,207
EQT Corp.	3.900	10-01-27		3,283,000	3,039,111
Kinder Morgan, Inc.	5.300	12-01-34		2,405,000	2,285,338
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31		10,290,000	8,522,734
Medco Oak Tree Pte, Ltd. (B)	7.375	05-14-26		12,545,000	12,028,146
Occidental Petroleum Corp.	3.200	08-15-26		1,560,000	1,427,400
Occidental Petroleum Corp.	3.400	04-15-26		2,417,000	2,247,810
Occidental Petroleum Corp.	6.125	01-01-31		7,895,000	8,010,228
Occidental Petroleum Corp.	6.625	09-01-30		11,815,000	12,325,822
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	3,764,950
Ovintiv, Inc.	6.500	08-15-34		8,760,000	9,042,503
Ovintiv, Inc.	6.500	02-01-38		5,700,000	5,797,181
Pertamina Persero PT (B)	3.100	01-21-30		2,700,000	2,357,086
Pertamina Persero PT (B)	3.650	07-30-29		3,440,000	3,137,723
Petrorio Luxembourg Trading Sarl (B)	6.125	06-09-26		5,350,000	5,077,419
Qatar Energy (B)	2.250	07-12-31		7,975,000	6,674,753
Qatar Energy (B)	3.300	07-12-51		3,105,000	2,260,130
Southwestern Energy Company	5.700	01-23-25		166,000	164,340
The Williams Companies, Inc.	3.500	11-15-30		865,000	765,453
TransCanada PipeLines, Ltd.	1.000	10-12-24		6,470,000	6,001,823
TransCanada PipeLines, Ltd.	4.100	04-15-30		13,295,000	12,406,652
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	768,582
Var Energi ASA (B)	7.500	01-15-28		5,380,000	5,497,529
Western Midstream Operating LP	4.300	02-01-30		9,845,000	8,772,781
Financials 8.3%					309,596,354
Banks 5.1%
Asian Development Bank	3.000	10-14-26	AUD	5,880,000	3,859,087
Banco Actinver SA (B)	4.800	12-18-32		2,360,000	1,357,000
Banco Actinver SA (B)	9.500	12-18-32	MXN	102,300,000	2,668,739
Bank of America Corp. (0.981% to 9-25-24, then SOFR + 0.910%)	0.981	09-25-25		6,275,000	5,748,082
BNG Bank NV	0.250	06-07-24	EUR	3,800,000	3,815,544
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.074%) (B)	2.219	06-09-26		10,035,000	9,215,833
Citigroup, Inc. (3 month EURIBOR + 0.500%) (C)	1.566	03-21-23	EUR	4,120,000	4,288,558
European Investment Bank (SONIA + 0.350%) (C)	2.788	06-29-23	GBP	6,180,000	7,458,504
Inter-American Development Bank	2.700	01-29-26	AUD	5,932,000	3,877,114
Inter-American Development Bank	2.750	10-30-25	AUD	5,140,000	3,385,884
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	6,585,000	4,540,304
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	15,730,000	11,172,317
International Bank for Reconstruction & Development	2.875	11-30-26	NZD	7,530,000	4,397,134
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	7,190,707
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Finance Corp.	2.550	09-18-23	CNY	32,140,000	$4,500,746
International Finance Corp.	3.600	02-24-26	AUD	14,185,000	9,545,556
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (B)	4.198	06-01-32		7,674,000	5,660,079
JPMorgan Chase & Co. (0.563% to 2-16-24, then SOFR + 0.420%)	0.563	02-16-25		10,365,000	9,726,106
JPMorgan Chase & Co. (0.653% to 9-16-23, then 3 month CME Term SOFR + 0.600%)	0.653	09-16-24		4,115,000	3,953,594
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	3.100	06-19-24	NOK	110,000,000	11,186,537
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	3.120	06-21-23	NOK	88,000,000	8,944,672
Nordic Investment Bank	1.875	04-10-24	NOK	46,090,000	4,569,972
Popular, Inc.	6.125	09-14-23		13,095,000	13,127,738
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	6,420,000	3,689,680
Shinhan Financial Group Company, Ltd. (2.875% to 5-12-26, then 5 Year CMT + 2.064%) (B)(D)	2.875	05-12-26		9,105,000	7,648,200
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		9,915,000	10,162,875
U.S. Bancorp	0.850	06-07-24	EUR	18,550,000	18,677,528
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		6,821,000	5,441,248
Capital markets 1.1%
MSCI, Inc. (B)	3.250	08-15-33		4,130,000	3,244,657
MSCI, Inc. (B)	3.625	09-01-30		15,070,000	12,653,165
MSCI, Inc. (B)	3.625	11-01-31		8,740,000	7,360,478
MSCI, Inc. (B)	3.875	02-15-31		7,940,000	6,898,113
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	7,833,432
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	3,788,000	3,578,677
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	695,000	724,654
Consumer finance 0.0%
Capital One Financial Corp.	0.800	06-12-24	EUR	1,100,000	1,091,668
Diversified financial services 0.9%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	6,406,056
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	10,945,000	10,622,488
Swiss Insured Brazil Power Finance Sarl (B)	9.850	07-16-32	BRL	88,151,060	14,778,618
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	16,845,612
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	5,990,000	5,844,652
DB Insurance Company, Ltd.	3.512	05-25-24	KRW	10,000,000,000	7,439,219
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	7,321,585
Prudential Financial, Inc. (5.625% to 6-15-23, then 3 month LIBOR + 3.920%)	5.625	06-15-43		4,030,000	3,994,738
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (B)	4.375	01-15-27		3,520,000	3,149,204
Health care 4.2%					157,590,505
Health care equipment and supplies 0.8%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	8,598,414
DH Europe Finance II Sarl	0.450	03-18-28	EUR	14,445,000	13,144,116
Stryker Corp.	0.600	12-01-23		2,055,000	1,962,701
Stryker Corp.	1.150	06-15-25		6,455,000	5,906,448
Zimmer Biomet Holdings, Inc.	1.450	11-22-24		2,455,000	2,278,353
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		9,265,000	7,324,168
Centene Corp.	3.000	10-15-30		15,295,000	12,619,905
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	3.375	02-15-30		16,980,000	$14,463,786
Centene Corp.	4.625	12-15-29		2,625,000	2,440,817
HCA, Inc.	3.500	09-01-30		33,881,000	29,119,703
HCA, Inc.	4.125	06-15-29		13,845,000	12,652,384
HCA, Inc.	5.375	02-01-25		11,065,000	11,046,892
Rede D’or Finance Sarl (B)	4.500	01-22-30		4,134,000	3,557,307
Rede D’or Finance Sarl (B)(E)	4.950	01-17-28		4,356,000	3,961,305
UnitedHealth Group, Inc.	0.550	05-15-24		4,035,000	3,802,035
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	6,044,987
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,297,479
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	4,905,924
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	6,765,681
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	3,698,100
Industrials 4.9%					183,278,232
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	2,740,000	2,594,262
DAE Funding LLC (B)	3.375	03-20-28		6,635,000	5,782,562
The Boeing Company	5.040	05-01-27		11,170,000	11,061,624
The Boeing Company	5.150	05-01-30		24,935,000	24,327,358
Air freight and logistics 0.1%
Simpar Finance Sarl (B)	10.750	02-12-28	BRL	26,688,000	3,831,928
Airlines 1.7%
American Airlines, Inc. (B)	5.500	04-20-26		9,940,000	9,639,993
American Airlines, Inc. (B)	5.750	04-20-29		8,095,000	7,536,036
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		4,948,464	4,195,503
Delta Air Lines, Inc.	2.900	10-28-24		5,260,000	4,986,480
Delta Air Lines, Inc. (B)	4.500	10-20-25		2,110,000	2,055,568
Delta Air Lines, Inc. (B)	4.750	10-20-28		32,713,000	31,008,691
Delta Air Lines, Inc.	7.375	01-15-26		1,655,000	1,709,747
Singapore Airlines, Ltd.	3.375	01-19-29		4,250,000	3,818,014
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,344,894
Construction and engineering 0.3%
AECOM	5.125	03-15-27		12,077,000	11,749,472
Road and rail 0.4%
Canadian Pacific Railway Company	1.350	12-02-24		3,210,000	2,989,170
Indian Railway Finance Corp., Ltd. (B)	3.249	02-13-30		7,580,000	6,571,960
Movida Europe SA (B)	5.250	02-08-31		2,480,000	1,872,375
Uber Technologies, Inc. (B)	8.000	11-01-26		5,305,000	5,365,394
Trading companies and distributors 1.1%
AerCap Ireland Capital DAC	1.150	10-29-23		12,545,000	11,988,297
United Rentals North America, Inc.	3.875	02-15-31		11,355,000	9,768,820
United Rentals North America, Inc.	4.000	07-15-30		7,265,000	6,302,388
United Rentals North America, Inc.	4.875	01-15-28		5,270,000	5,054,246
United Rentals North America, Inc. (B)	6.000	12-15-29		6,690,000	6,723,450
Information technology 1.2%					43,168,655
IT services 0.6%
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	4,258,474
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	$9,161,579
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	3,286,130
Gartner, Inc. (B)	3.750	10-01-30		5,220,000	4,515,300
Semiconductors and semiconductor equipment 0.1%
SK Hynix, Inc. (B)	1.500	01-19-26		4,935,000	4,273,409
Software 0.1%
Cloud Software Group Holdings, Inc. (B)	6.500	03-31-29		4,345,000	3,794,885
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	0.875	05-24-25	EUR	6,131,000	6,133,390
CDW LLC	4.250	04-01-28		1,655,000	1,495,210
Dell International LLC	8.350	07-15-46		5,348,000	6,250,278
Materials 4.5%					166,583,011
Chemicals 0.8%
Braskem Idesa SAPI (B)	6.990	02-20-32		5,090,000	3,607,538
Braskem Netherlands Finance BV (B)	4.500	01-31-30		5,509,000	4,697,319
Braskem Netherlands Finance BV (B)	5.875	01-31-50		6,055,000	4,737,583
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,356,192
FS Luxembourg Sarl (B)	10.000	12-15-25		8,820,000	8,896,999
Westlake Corp.	0.875	08-15-24		4,840,000	4,491,018
Construction materials 0.5%
Cemex SAB de CV (B)	3.875	07-11-31		12,495,000	10,154,667
St. Mary’s Cement, Inc. (B)	5.750	01-28-27		7,505,000	7,487,920
Containers and packaging 1.3%
Ardagh Metal Packaging Finance USA LLC (B)	3.250	09-01-28		9,710,000	8,188,270
Ball Corp.	2.875	08-15-30		10,485,000	8,523,676
Ball Corp.	4.875	03-15-26		8,590,000	8,332,300
Ball Corp.	6.875	03-15-28		11,095,000	11,474,782
Berry Global, Inc. (B)	5.625	07-15-27		6,805,000	6,668,900
Sealed Air Corp. (B)	5.000	04-15-29		4,410,000	4,101,300
Metals and mining 1.9%
Cleveland-Cliffs, Inc. (B)	4.625	03-01-29		14,925,000	13,059,375
Cleveland-Cliffs, Inc. (B)(E)	4.875	03-01-31		8,180,000	7,096,150
CSN Islands XI Corp. (B)	6.750	01-28-28		8,315,000	7,900,688
FMG Resources August 2006 Proprietary, Ltd. (B)	4.375	04-01-31		4,335,000	3,652,238
Freeport-McMoRan, Inc.	4.125	03-01-28		1,430,000	1,306,133
Freeport-McMoRan, Inc.	4.625	08-01-30		10,030,000	9,161,697
Freeport-McMoRan, Inc.	5.450	03-15-43		19,505,000	17,487,403
Indonesia Asahan Aluminium Persero PT (B)	4.750	05-15-25		11,455,000	11,200,863
Real estate 2.0%					75,710,414
Equity real estate investment trusts 2.0%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	2,489,154
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	3,575,338
Crown Castle, Inc.	1.350	07-15-25		1,606,000	1,461,541
Crown Castle, Inc.	2.250	01-15-31		2,550,000	2,062,350
Host Hotels & Resorts LP	3.375	12-15-29		7,065,000	5,975,596
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,149,294
SBA Communications Corp.	3.125	02-01-29		9,770,000	8,156,551
SBA Communications Corp.	3.875	02-15-27		22,055,000	20,362,112
SBA Tower Trust (B)	6.599	01-15-28		9,420,000	9,461,836
VICI Properties LP (B)	4.125	08-15-30		9,945,000	8,616,925
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VICI Properties LP (B)	4.625	12-01-29		4,345,000	$3,942,537
VICI Properties LP	5.125	05-15-32		7,950,000	7,457,180
Utilities 2.5%					92,718,613
Electric utilities 1.3%
Chile Electricity PEC SpA (B)(F)	6.942	01-25-28		848,000	597,048
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,226,175
FirstEnergy Corp.	4.400	07-15-27		9,045,000	8,529,616
FirstEnergy Corp.	7.375	11-15-31		12,300,000	13,849,938
Israel Electric Corp., Ltd. (B)	3.750	02-22-32		5,380,000	4,686,884
Israel Electric Corp., Ltd. (B)	6.875	06-21-23		4,565,000	4,592,135
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (B)	4.125	05-15-27		12,660,000	11,949,521
Pinnacle West Capital Corp.	1.300	06-15-25		3,585,000	3,234,695
Independent power and renewable electricity producers 0.9%
DPL, Inc.	4.125	07-01-25		13,920,000	13,114,774
Greenko Dutch BV (B)	3.850	03-29-26		5,801,625	4,989,398
Greenko Solar Mauritius, Ltd. (B)	5.550	01-29-25		5,260,000	4,907,580
Greenko Wind Projects Mauritius, Ltd. (B)	5.500	04-06-25		7,965,000	7,451,786
The AES Corp. (B)	3.950	07-15-30		1,650,000	1,444,575
Multi-utilities 0.3%
DTE Energy Company	1.050	06-01-25		3,400,000	3,080,633
E.ON SE	0.375	09-29-27	EUR	3,200,000	2,981,157
Engie SA	0.375	06-21-27	EUR	3,300,000	3,038,157

WEC Energy Group, Inc.	0.800	03-15-24		3,220,000	3,044,541
Convertible bonds 2.3%					$86,362,126
(Cost $94,204,651)
Communication services 0.7%					25,269,465
Media 0.7%
Liberty Broadband Corp. (B)	1.250	09-30-50		12,375,000	11,802,656
Liberty Broadband Corp. (B)	2.750	09-30-50		8,550,000	8,273,498
Liberty Media Corp. (B)	0.500	12-01-50		5,085,000	5,193,311
Consumer discretionary 0.5%					20,342,456
Hotels, restaurants and leisure 0.3%
Carnival Corp. (B)	5.750	12-01-27		13,045,000	13,110,225
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		6,365,000	7,232,231
Industrials 1.1%					40,750,205
Airlines 0.9%
Air Canada	4.000	07-01-25		5,160,000	6,333,900
American Airlines Group, Inc.	6.500	07-01-25		11,950,000	13,509,475
Southwest Airlines Company	1.250	05-01-25		9,450,000	12,266,100
Road and rail 0.2%

Uber Technologies, Inc. (F)	5.489	12-15-25		10,190,000	8,640,730

Capital preferred securities 0.2%					$5,671,039
(Cost $6,285,050)
Financials 0.2%					5,671,039
Banks 0.2%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	5.099	01-03-23		7,014,000	5,671,039
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 0.0%				$1,343,575
(Cost $1,295,639)
State Board of Administration Finance Corp. (Florida)	2.154	07-01-30	1,665,000	1,343,575
Term loans (G) 1.4%				$51,787,993
(Cost $53,014,740)
Communication services 0.1%				1,997,340
Media 0.1%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	9.571	09-01-27	2,259,000	1,997,340
Consumer discretionary 0.5%				17,030,570
Diversified consumer services 0.0%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.250% and 3 month LIBOR + 3.250%)	6.806	07-10-28	5,251	5,000
Hotels, restaurants and leisure 0.4%
Aramark Services, Inc., 2018 Term Loan B3 (H)	TBD	03-11-25	812,000	798,464
Bally’s Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	7.129	10-02-28	4,171	3,959
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%)	5.661	03-15-28	10,956,942	10,788,643
New Red Finance, Inc., Term Loan B4 (1 and 3 month LIBOR + 1.750%)	5.887	11-19-26	3,842,994	3,766,134
Textiles, apparel and luxury goods 0.1%
Patagonia Holdco LLC, Term Loan B1 (3 month SOFR + 5.750%)	9.960	08-01-29	2,092,000	1,668,370
Health care 0.0%				834,239
Life sciences tools and services 0.0%
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%)	5.938	07-03-28	9,528	9,475
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%)	5.938	07-03-28	1,372	1,365
Pharmaceuticals 0.0%
Perrigo Investments LLC, Term Loan B (H)	TBD	04-20-29	837,000	823,399
Industrials 0.8%				30,325,482
Airlines 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	8.993	04-20-28	6,330,000	6,285,943
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%)	8.777	06-21-27	8,393,250	8,624,064
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	8.108	04-21-28	14,735,178	14,529,917
Road and rail 0.0%
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	7.321	06-30-28	908,656	885,558
Real estate 0.0%				1,600,362
Equity real estate investment trusts 0.0%

SBA Senior Finance II LLC, 2018 Term Loan B (3 month LIBOR + 1.750%)	5.830	04-11-25	1,611,643	1,600,362

Collateralized mortgage obligations 5.6%				$207,237,809
(Cost $212,069,011)
Commercial and residential 3.5%				129,546,751
Arroyo Mortgage Trust
Series 2019-1, Class A1 (B)(I)	3.805	01-25-49	3,564,718	3,275,721
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (B)(C)	6.113	05-15-39	3,145,000	3,003,363
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) (B)(C)	4.829	10-15-36	16,993,307	16,693,902
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (B)(C)	4.796	12-15-38	4,955,000	4,762,533
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) (B)(C)	4.575	09-15-36	5,650,000	5,407,463
BX Trust
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-CLS, Class A (B)	5.760	10-13-27	5,980,000	$5,916,358
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (B)(C)	5.959	10-15-39	8,080,000	8,044,560
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (B)(C)	6.458	10-15-39	4,845,000	4,808,573
Series 2022-GPA, Class D (1 month CME Term SOFR + 4.061%) (B)(C)	7.855	10-15-39	3,335,000	3,289,036
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month LIBOR + 1.070%) (B)(C)	4.943	12-15-37	3,840,900	3,758,982
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (B)(I)	4.550	04-25-67	3,827,760	3,626,555
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month LIBOR + 0.980%) (B)(C)	4.855	05-15-36	10,930,000	10,788,881
Series 2019-NQM1, Class A1 (2.656% to 11-1-23, then 3.656% thereafter) (B)	2.656	10-25-59	1,032,743	976,278
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (B)	5.269	08-25-67	4,116,438	4,009,635
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-47	3,392,111	39,671
Series 2007-4, Class ES IO	0.350	07-19-47	3,519,724	40,604
Series 2007-6, Class ES IO (B)	0.343	08-19-37	3,623,166	36,409
InTown Mortgage Trust
Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) (B)(C)	7.080	08-15-39	6,535,000	6,404,466
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (B)(C)	5.089	05-15-39	12,924,000	12,535,277
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (B)(C)	5.588	05-15-39	11,605,000	11,168,707
Series 2022-BMR2, Class D (1 month CME Term SOFR + 2.542%) (B)(C)	6.336	05-15-39	9,305,000	8,861,916
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (I)	5.348	11-25-34	830,578	819,809
Verus Securitization Trust
Series 2022-4, Class A2 (B)(I)	4.740	04-25-67	5,147,588	4,856,730
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter) (B)	6.127	09-25-67	3,025,741	2,919,516
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (B)	5.041	08-25-67	3,602,934	3,501,806
U.S. Government Agency 2.1%				77,691,058
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (B)(C)	5.521	04-25-42	7,080,576	6,988,996
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (B)(C)	5.747	05-25-42	7,649,864	7,597,419
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (B)(C)	6.897	05-25-42	12,260,000	12,014,800
Series 2022-DNA6, Class M1A (1 month SOFR + 2.150%) (B)(C)	5.671	09-25-42	8,314,301	8,262,193
Series 2022-DNA7, Class M1A (1 month SOFR + 2.500%) (B)(C)	6.021	03-25-52	6,332,358	6,302,659
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (B)(C)	7.021	03-25-42	3,825,000	3,719,269
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%) (B)(C)	7.071	08-25-42	5,665,000	5,367,791
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%) (B)(C)	4.521	12-25-41	2,090,227	2,052,467
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (B)(C)	5.621	03-25-42	1,061,576	1,048,975
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (B)(C)	5.521	03-25-42	2,182,062	2,154,842
Series 2022-R05, Class 2M2 (1 month SOFR + 3.000%) (B)(C)	6.521	04-25-42	11,386,000	10,688,608
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (B)(C)	6.271	05-25-42	4,017,697	4,017,697

Series 2022-R09, Class 2M1 (1 month SOFR + 2.500%) (B)(C)	6.047	09-25-42	7,541,329	7,475,342
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 1.4%				$52,135,287
(Cost $54,261,964)
Asset backed securities 1.4%				52,135,287
DB Master Finance LLC
Series 2019-1A, Class A2II (B)	4.021	05-20-49	5,664,713	5,233,600
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (B)	4.474	10-25-45	5,705,800	5,421,086
FirstKey Homes Trust
Series 2020-SFR2, Class A (B)	1.266	10-19-37	3,650,182	3,217,797
Home Partners of America Trust
Series 2019-1, Class B (B)	3.157	09-17-39	4,071,619	3,627,857
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class A2 (B)	6.350	10-20-52	6,620,000	6,314,226
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	1,806,673	1,746,375
OCCU Auto Receivables Trust
Series 2022-1A, Class A3 (B)	5.500	10-15-27	6,050,000	6,053,908
Taco Bell Funding LLC
Series 2016-1A, Class A23 (B)	4.970	05-25-46	13,915,125	13,357,254
T-Mobile US Trust
Series 2022-1A, Class A (B)	4.910	05-22-28	7,190,000	7,163,184

	Shares	Value
Common stocks 0.5%		$18,119,436
(Cost $30,580,019)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (J)(K)	110,794	0
Consumer discretionary 0.1%		4,671,741
Automobiles 0.1%
General Motors Company	115,181	4,671,741
Industrials 0.4%		13,447,695
Aerospace and defense 0.3%
The Boeing Company (K)	51,044	9,130,751
Airlines 0.1%

Delta Air Lines, Inc. (K)	122,051	4,316,944

Preferred securities 3.2%		$119,526,885
(Cost $122,361,278)
Communication services 0.5%		18,454,003
Media 0.5%
2020 Cash Mandatory Exchangeable Trust, 5.250% (B)	12,455	15,299,971
Paramount Global, 5.750%	100,800	3,154,032
Financials 0.6%		24,871,404
Banks 0.5%
U.S. Bancorp, 5.099% (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)	7,498	6,365,052
Valley National Bancorp, 7.252% (3 month LIBOR + 3.578%) (C)	272,325	6,966,074
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,299,849
Capital markets 0.1%
Stifel Financial Corp., 4.500%	347,850	6,240,429
Health care 0.5%		17,830,208
Health care equipment and supplies 0.2%
Becton, Dickinson and Company, 6.000%	113,050	5,582,409
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 0.3%
Danaher Corp., 5.000%	8,740	$12,247,799
Utilities 1.6%		58,371,270
Electric utilities 1.2%
American Electric Power Company, Inc., 6.125%	247,150	13,054,463
NextEra Energy, Inc., 6.219%	183,350	9,231,673
NextEra Energy, Inc., 6.926%	448,850	21,957,742
Independent power and renewable electricity producers 0.4%
The AES Corp., 6.875%	137,600	14,127,392

	Contracts/ Notional amount	Value
Purchased options 0.0%		$297,138
(Cost $1,696,426)
Puts 0.0%		297,138
Over the Counter Option on USD vs. CAD (Expiration Date: 12-12-22; Strike Price: $1.24; Counterparty: Goldman Sachs International) (K)(L)	63,582,000	64
Over the Counter Option on USD vs. JPY (Expiration Date: 4-5-23; Strike Price: $120.50; Counterparty: Goldman Sachs International) (K)(L)	94,670,000	297,074

	Yield (%)	Shares	Value
Short-term investments 1.8%			$66,391,058
(Cost $66,385,661)
Short-term funds 1.8%			66,391,058
John Hancock Collateral Trust (M)	3.8739(N)	6,643,291	66,391,058

Total investments (Cost $4,192,952,934) 100.9%	$3,749,797,860
Other assets and liabilities, net (0.9%)	(33,164,454)
Total net assets 100.0%	$3,716,633,406

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,301,029,495 or 35.0% of the fund’s net assets as of 11-30-22.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $1,918,779.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	Non-income producing security.
(L)	For this type of option, notional amounts are equivalent to number of contracts.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $1,886,913.
(N)	The rate shown is the annualized seven-day yield as of 11-30-22.
The fund had the following country composition as a percentage of net assets on 11-30-22:
United States	59.4%
Canada	6.1%
Indonesia	3.8%
Mexico	2.5%
Norway	2.4%
Luxembourg	2.1%
South Korea	2.0%
United Kingdom	1.8%
Supranational	1.7%
Australia	1.6%
Other countries	16.6%
TOTAL	100.0%
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	47	Short	Dec 2022	$(7,098,462)	$(6,890,188)	$208,274
U.S. Treasury Long Bond Futures	133	Short	Mar 2023	(16,818,057)	(16,891,000)	(72,943)
						$135,331
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,950,000	NZD	3,181,767	CITI	1/18/2023	$28	—
AUD	13,060,461	USD	8,512,924	ANZ	1/18/2023	369,763	—
AUD	32,998,387	USD	21,987,815	GSI	1/18/2023	455,066	—
AUD	8,915,000	USD	5,786,027	MSCS	1/18/2023	277,247	—
AUD	2,975,000	USD	1,854,803	SSB	1/18/2023	168,556	—
BRL	47,276,648	USD	8,674,918	CITI	1/18/2023	355,012	—
CAD	2,960,000	JPY	307,118,944	GSI	1/18/2023	—	$(35,767)
CAD	2,960,000	JPY	308,497,120	RBC	1/18/2023	—	(45,810)
CAD	2,965,000	JPY	309,328,250	SCB	1/18/2023	—	(48,146)
CAD	2,950,000	NOK	21,579,164	MSCS	1/18/2023	—	(231)
CAD	33,727,252	USD	24,887,154	BARC	1/18/2023	205,327	—
CAD	225,551,803	USD	165,933,102	CIBC	1/18/2023	1,873,460	—
CAD	39,871,332	USD	29,094,276	CITI	1/18/2023	569,291	—
CAD	85,646,124	USD	62,602,843	GSI	1/18/2023	1,116,362	—
CAD	46,636,484	USD	34,081,225	HUS	1/18/2023	615,497	—
CAD	66,448,382	USD	48,749,241	JPM	1/18/2023	687,182	—
CAD	68,711,998	USD	49,751,137	MSCS	1/18/2023	1,369,376	—
CAD	104,633,216	USD	76,819,142	RBC	1/18/2023	1,026,126	—
CAD	46,621,096	USD	34,061,790	SSB	1/18/2023	623,483	—
CAD	36,700,881	USD	27,354,201	UBS	1/18/2023	—	(49,394)
COP	13,222,401,765	USD	2,736,424	CITI	1/18/2023	—	(19,846)
EUR	14,825,230	GBP	13,221,615	CIBC	1/18/2023	—	(474,701)
EUR	29,650,460	GBP	26,263,657	JPM	1/18/2023	—	(732,616)
EUR	74,158,465	GBP	65,007,094	MSCS	1/18/2023	—	(1,010,611)
EUR	14,857,670	GBP	13,088,523	RBC	1/18/2023	—	(280,140)
EUR	14,857,670	GBP	13,065,464	SSB	1/18/2023	—	(252,303)
EUR	2,962,500	MXN	60,837,900	SSB	1/18/2023	—	(32,881)
EUR	7,644,797	NOK	78,361,252	HUS	1/18/2023	15,277	—
EUR	23,698,871	NOK	245,079,681	JPM	1/18/2023	—	(172,331)
EUR	24,561,161	USD	24,166,657	BARC	1/18/2023	1,490,680	—
EUR	68,900,000	USD	69,480,482	CITI	1/18/2023	2,494,554	—
EUR	39,330,583	USD	40,202,134	HUS	1/18/2023	883,789	—
EUR	12,783,833	USD	12,323,691	JPM	1/18/2023	1,030,691	—
EUR	54,759,150	USD	54,993,432	MSCS	1/18/2023	2,209,642	—
EUR	50,502,983	USD	51,390,390	UBS	1/18/2023	1,366,564	—
GBP	13,123,146	EUR	14,825,230	BARC	1/18/2023	355,825	—
GBP	13,152,970	EUR	14,825,593	GSI	1/18/2023	391,452	—
GBP	26,239,776	EUR	29,672,045	HUS	1/18/2023	681,240	—
GBP	13,149,099	EUR	14,857,670	MSCS	1/18/2023	353,270	—
GBP	5,955,000	JPY	979,258,065	JPM	1/18/2023	53,293	—
GBP	14,876,875	USD	16,666,087	CITI	1/18/2023	1,293,788	—
GBP	26,778,375	USD	29,747,347	JPM	1/18/2023	2,580,428	—
GBP	1,348,387	USD	1,451,722	MSCS	1/18/2023	176,097	—
GBP	38,605,060	USD	44,218,236	SCB	1/18/2023	2,387,120	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	310,213,328	CAD	2,960,000	GSI	1/18/2023	$58,315	—
JPY	311,517,725	CAD	2,965,000	SCB	1/18/2023	64,101	—
JPY	307,155,944	CAD	2,960,000	UBS	1/18/2023	36,037	—
JPY	960,123,459	GBP	5,955,000	GSI	1/18/2023	—	$(192,725)
JPY	1,554,254,677	USD	10,464,057	ANZ	1/18/2023	861,692	—
JPY	7,875,698	USD	54,413	CITI	1/18/2023	2,977	—
JPY	1,497,744,504	USD	10,486,938	GSI	1/18/2023	427,025	—
JPY	1,524,215,510	USD	10,464,057	HUS	1/18/2023	642,798	—
JPY	2,230,951,793	USD	14,891,875	JPM	1/18/2023	1,364,920	—
JPY	2,904,544,495	USD	19,496,060	MSCS	1/18/2023	1,669,159	—
JPY	3,720,114,367	USD	25,355,932	SSB	1/18/2023	1,752,290	—
MXN	60,445,665	EUR	2,962,500	MSCS	1/18/2023	12,717	—
MXN	5,586,979	USD	285,311	CIBC	1/18/2023	1,908	—
MXN	7,882,719	USD	390,217	MSCS	1/18/2023	15,025	—
NOK	30,340,486	USD	2,970,000	JPM	1/18/2023	116,158	—
NZD	25,116,160	USD	15,280,144	MSCS	1/18/2023	557,363	—
SGD	27,321,546	USD	19,852,384	BARC	1/18/2023	231,782	—
SGD	13,740,454	USD	9,926,192	CIBC	1/18/2023	174,465	—
SGD	13,686,829	USD	9,926,192	CITI	1/18/2023	135,045	—
SGD	28,037,359	USD	19,796,341	GSI	1/18/2023	814,023	—
SGD	41,090,363	USD	29,778,576	JPM	1/18/2023	427,097	—
SGD	113,071,829	USD	79,809,909	MSCS	1/18/2023	3,309,599	—
SGD	28,165,937	USD	19,796,341	RBC	1/18/2023	908,540	—
SGD	42,527,892	USD	30,038,188	SSB	1/18/2023	1,224,218	—
USD	80,339,822	AUD	118,625,034	ANZ	1/18/2023	—	(339,500)
USD	1,896,682	AUD	2,975,000	CITI	1/18/2023	—	(126,677)
USD	3,777,894	AUD	5,950,000	HUS	1/18/2023	—	(268,823)
USD	35,394,439	AUD	53,914,590	MSCS	1/18/2023	—	(1,273,981)
USD	1,908,946	AUD	2,975,000	SCB	1/18/2023	—	(114,413)
USD	1,922,384	AUD	2,970,000	SSB	1/18/2023	—	(97,574)
USD	38,093,036	BRL	200,990,318	CITI	1/18/2023	—	(296,497)
USD	64,359,037	CAD	87,528,645	CIBC	1/18/2023	—	(760,731)
USD	60,476,125	CAD	82,380,080	CITI	1/18/2023	—	(813,200)
USD	29,077,646	CAD	39,713,450	GSI	1/18/2023	—	(468,461)
USD	65,533,864	CAD	88,787,148	HUS	1/18/2023	—	(522,208)
USD	31,907,585	CAD	43,445,223	JPM	1/18/2023	—	(414,895)
USD	48,653,929	CAD	66,157,383	MSCS	1/18/2023	—	(565,996)
USD	132,212,746	CAD	179,428,401	RBC	1/18/2023	—	(1,278,821)
USD	44,632,500	CAD	61,085,423	SCB	1/18/2023	—	(813,977)
USD	71,458,720	CAD	97,323,877	SSB	1/18/2023	—	(948,527)
USD	10,400,090	CAD	14,245,390	UBS	1/18/2023	—	(198,229)
USD	17,383,967	COP	78,579,877,120	CITI	1/18/2023	1,239,518	—
USD	46,376,622	EUR	45,933,334	BOA	1/18/2023	—	(1,606,736)
USD	14,915,510	EUR	14,848,100	BARC	1/18/2023	—	(595,267)
USD	22,825,503	EUR	23,088,703	CITI	1/18/2023	—	(1,293,658)
USD	128,125,222	EUR	126,749,734	HUS	1/18/2023	—	(4,281,407)
USD	39,499,328	EUR	40,047,732	JPM	1/18/2023	—	(2,335,751)
USD	58,879,941	EUR	58,866,397	MSCS	1/18/2023	—	(2,613,689)
USD	21,762,117	EUR	20,682,983	RBC	1/18/2023	156,044	—
USD	14,899,994	EUR	14,848,100	SCB	1/18/2023	—	(610,783)
USD	30,016,245	EUR	29,820,000	SSB	1/18/2023	—	(1,134,634)
USD	190,222,985	EUR	189,129,896	UBS	1/18/2023	—	(7,347,860)
USD	16,636,592	GBP	14,876,875	HUS	1/18/2023	—	(1,323,283)
USD	38,211,554	GBP	33,041,875	MSCS	1/18/2023	—	(1,677,734)
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	29,380,162	GBP	26,778,375	SCB	1/18/2023	—	$(2,947,613)
USD	26,577,908	JPY	3,781,189,049	CIBC	1/18/2023	—	(975,361)
USD	35,832,766	JPY	5,210,152,975	CITI	1/18/2023	—	(2,133,267)
USD	31,944,075	JPY	4,630,702,482	JPM	1/18/2023	—	(1,799,542)
USD	14,891,875	JPY	2,201,324,408	RBC	1/18/2023	—	(1,149,027)
USD	10,453,953	JPY	1,524,573,193	SSB	1/18/2023	—	(655,509)
USD	10,453,953	JPY	1,514,312,638	UBS	1/18/2023	—	(580,741)
USD	2,023,033	MXN	39,725,165	JPM	1/18/2023	—	(19,188)
USD	567,774	MXN	11,152,727	MSCS	1/18/2023	—	(5,574)
USD	43,173,983	MXN	884,427,037	RBC	1/18/2023	—	(2,293,285)
USD	32,351,008	NOK	324,765,203	MSCS	1/18/2023	—	(683,297)
USD	2,970,000	NOK	30,744,994	UBS	1/18/2023	—	(157,304)
USD	19,636,576	NZD	32,213,673	CITI	1/18/2023	—	(676,413)
USD	10,614,492	NZD	17,807,758	MSCS	1/18/2023	—	(614,553)
USD	22,239,749	NZD	36,971,662	RBC	1/18/2023	—	(1,073,487)
USD	27,202,207	NZD	46,565,296	UBS	1/18/2023	—	(2,160,485)
USD	20,045,947	SGD	28,412,725	BARC	1/18/2023	—	(840,349)
USD	39,892,912	SGD	56,417,427	CIBC	1/18/2023	—	(1,579,741)
USD	16,082,451	SGD	22,999,159	CITI	1/18/2023	—	(824,314)
USD	19,713,087	SGD	27,653,518	GSI	1/18/2023	—	(615,114)
USD	74,867,071	SGD	106,574,050	HUS	1/18/2023	—	(3,475,894)
USD	75,485,532	SGD	107,521,237	JPM	1/18/2023	—	(3,553,714)
USD	19,959,239	SGD	28,339,185	RBC	1/18/2023	—	(872,998)
USD	20,103,064	SGD	28,776,933	SSB	1/18/2023	—	(1,050,963)
USD	19,340,778	SGD	27,187,139	UBS	1/18/2023	—	(644,585)
						$43,678,302	$(68,853,132)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
U.S. Dollar vs. Japanese Yen	GSI	USD	112.75	Apr 2023	94,670,000	$564,233	$(86,812)
						$564,233	$(86,812)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$480,697,131	—	$480,697,131	—
Foreign government obligations	849,699,974	—	849,699,974	—
Corporate bonds	1,810,528,409	—	1,810,528,409	—
Convertible bonds	86,362,126	—	86,362,126	—
Capital preferred securities	5,671,039	—	5,671,039	—
Municipal bonds	1,343,575	—	1,343,575	—
Term loans	51,787,993	—	51,787,993	—
Collateralized mortgage obligations	207,237,809	—	207,237,809	—
Asset backed securities	52,135,287	—	52,135,287	—
Common stocks	18,119,436	$18,119,436	—	—
Preferred securities	119,526,885	104,226,914	15,299,971	—
Purchased options	297,138	—	297,138	—
Short-term investments	66,391,058	66,391,058	—	—
Total investments in securities	$3,749,797,860	$188,737,408	$3,561,060,452	—
Derivatives:
Assets
|	21

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Futures	$208,274	$208,274	—	—
Forward foreign currency contracts	43,678,302	—	$43,678,302	—
Liabilities
Futures	(72,943)	(72,943)	—	—
Forward foreign currency contracts	(68,853,132)	—	(68,853,132)	—
Written options	(86,812)	—	(86,812)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,643,291	$135,402,725	$335,186,971	$(404,202,496)	$(97,469)	$101,327	$570,543	—	$66,391,058
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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